Schedule of Investments

August 31, 2022 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)

Asset-Backed Securities [92.3%]
AIMCO CLO 17, Ser 2022-17A, Cl F
10.880%, TSFR3M + 8.710%, 07/20/35(A)(B)	$400	$345
AIMCO CLO 17 Equity, Ser 2022-17A
0.000%, 07/20/35(C)*	10,250	7,676
AIMCO CLO Equity, Ser 2021-15A
0.000%, 10/17/34(A)(B) (C)*	9,750	6,928
ALM 2020 CLO Equity, Ser 2020-1A
0.000%, 10/15/29(A)(B) (C)*	5,025	2,578
Apidos CLO XL Equity, Ser 2022-4A
0.000%, 07/15/35(C)*	2,250	1,796
Apidos CLO XXIV, Ser 2016-24A, Cl DR
8.510%, ICE LIBOR USD 3 Month + 5.800%, 10/20/30(A)(B)	1,000	861
Apidos CLO XXVIII Equity, Ser 2017-28A
0.000%, 01/20/31(A)(B) (C)*	2,000	740
Apidos CLO XXX, Ser 2018-XXXA, Cl D
8.340%, ICE LIBOR USD 3 Month + 5.600%, 10/18/31(A)(B)	1,000	883
Apidos CLO XXXII Equity, Ser 2019-32A
0.000%, 01/20/33(A)(B) (C)*	4,400	2,968
Apidos CLO XXXV Equity, Ser 2021-35A
0.000%, 04/20/34(A)(B) (C)*	500	346
ARES XLVII CLO, Ser 2018-47A, Cl E
8.012%, ICE LIBOR USD 3 Month + 5.500%, 04/15/30(A)(B)	2,000	1,731
Barings CLO, Ser 2017-2A, Cl ER
9.160%, ICE LIBOR USD 3 Month + 6.450%, 10/20/30(A)(B)	500	440
Battalion CLO XVI Equity, Ser 2019-16A
0.000%, 12/19/32(A)(B) (C)*	2,500	1,932
BlueMountain CLO, Ser 2018-3A, Cl E
8.733%, ICE LIBOR USD 3 Month + 5.950%, 10/25/30(A)(B)	750	630

Description	Face Amount (000)	Value (000)

BlueMountain CLO Equity, Ser 2012-2A
0.000%, 11/20/28(A)(B) (C)*	$2,750	$93
BlueMountain CLO Equity, Ser 2016-1A
0.000%, 04/20/27(A)(B) (C)*	4,925	252
BlueMountain CLO XXII Equity, Ser 2018-22A
0.000%, 07/15/31(A)(B) (C)*	3,500	1,575
BlueMountain CLO XXIII Equity, Ser 2018-23A
0.000%, 10/20/31(A)(B) (C)*	6,500	3,777
BlueMountain Fuji US CLO II Equity, Ser 2017-2A
0.000%, 10/20/30(A)(B) (C)*	1,500	555
BlueMountain Fuji US CLO III Equity, Ser 2017-3A
0.000%, 01/15/30(A)(B) (C)*	2,475	1,283
Burnham Park CLO Equity, Ser 2016-1A
0.000%, 10/20/29(A)(B) (C)*	16,576	6,465
Canyon CLO, Ser 2018-1A, Cl E
8.262%, ICE LIBOR USD 3 Month + 5.750%, 07/15/31(A)(B)	500	428
Carlyle Global Market Strategies CLO, Ser 2013-3A, Cl DR
8.012%, ICE LIBOR USD 3 Month + 5.500%, 10/15/30(A)(B)	400	345
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl ER
8.140%, ICE LIBOR USD 3 Month + 5.400%, 04/17/31(A)(B)	3,400	2,790
Carlyle Global Market Strategies CLO Equity, Ser 2014-1A,
0.000%, 04/17/31(A)(B) (C)*	500	170
Carlyle Global Market Strategies CLO Equity, Ser 2015-1A
0.000%, 07/20/31(A)(B) (C)*	613	107
Carlyle Global Market Strategies CLO Equity, Ser 2021-5A
0.000%, 07/20/34(B) (C)*	7,250	5,500

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 1

Schedule of Investments

August 31, 2022 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)

Carlyle US CLO, Ser 2017-1A, Cl D
8.710%, ICE LIBOR USD 3 Month + 6.000%, 04/20/31(A)(B)	$3,300	$2,800
Carlyle US CLO Equity, Ser 2015-2A
0.000%, 04/27/27(A)(B) (C)*	500	5
Carlyle US CLO Equity, Ser 2017-2A
0.000%, 07/20/31(A)(B) (C)*	3,750	1,312
Carlyle US CLO Equity, Ser 2018-1A
0.000%, 04/20/31(A)(B) (C)*	600	258
Crown Point CLO IV, Ser 2018-4A, Cl E
8.210%, ICE LIBOR USD 3 Month + 5.500%, 04/20/31(A)(B)	1,000	820
Dryden 33 Senior Loan Fund Equity, Ser 2014-33A, Cl R
0.000%, 04/15/29(A)(B) (C)*	7,100	7
Dryden 40 Senior Loan Fund, Ser 2018-40A, Cl FR
10.765%, ICE LIBOR USD 3 Month + 7.860%, 08/15/31(A)(B)	500	383
Dryden 75 CLO Equity, Ser 2019-75A
0.000%, 04/14/34(A)(B) (C)*	500	410
Dryden 93 CLO Equity, Ser 2021-93A
0.000%, 01/15/34(A)(B) (C)*	13,250	8,643
Dryden 95 CLO Equity, Ser 2021-95A
0.000%, 08/20/34(A)(B) (C)*	2,000	1,513
Elmwood IX CLO Equity, Ser 2021-2A
0.000%, 07/20/34(A)(B) (C)*	9,650	6,913
Elmwood Warehouse BOA 1 Equity, Ser 04/11/2022
0.000%, 03/25/24(C)*	1,100	1,145
Elmwood Warehouse BOA 1 Equity, Ser 05/18/2022
0.000%, 03/25/24(C)*	132	135
Elmwood Warehouse BOA 1 Equity, Ser 05/25/2022
0.000%, 03/25/24(C)*	968	986
Elmwood Warehouse BOA 3 Equity, Ser 06/22/2022
0.000%, 03/25/24(C)*	132	133

Description	Face Amount (000)	Value (000)

Elmwood Warehouse BOA 3 Equity, Ser 06/28/2022
0.000%, 03/25/24(C)*	$132	$132
Elmwood Warehouse BOA 3 Equity, Ser 06/30/2022
0.000%, 03/25/24(C)*	132	132
Elmwood Warehouse BOA 3 Equity, Ser 07/11/2022
0.000%, 03/25/24(C)*	440	440
Elmwood Warehouse BOA 3 Equity, Ser 07/18/2022
0.000%, 03/25/24(C)*	440	440
Elmwood Warehouse BOA 3 Equity, Ser 08/23/2022
0.000%, 03/25/24(C)*	220	220
Flatiron CLO 18 Equity, Ser 2018-1A
0.000%, 04/17/31(A)(B) (C)*	750	382
Flatiron RR CLO 22 Equity, Ser 2021-2A
0.000%, 10/15/34(A)(B) (C)*	8,750	6,418
Flatiron Warehouse CLO 23 Equity, Ser 02/24/2022
0.000%, 11/23/23(C)*	2,579	2,695
Flatiron Warehouse CLO 23 Equity, Ser 07/13/2022
0.000%, 11/23/23(C)*	2,450	2,450
Flatiron Warehouse CLO 23 Equity, Ser 12/13/2021
0.000%, 11/23/23(C)*	2,450	2,587
Galaxy XXIV CLO, Ser 2017-24A, Cl E
8.012%, ICE LIBOR USD 3 Month + 5.500%, 01/15/31(A)(B)	750	645
Greenwood Park CLO Equity, Ser 2018-1A
0.000%, 04/15/31(A)(B) (C)*	12,075	6,219
Grippen Park CLO Equity, Ser 2017-1A
0.000%, 01/20/30(A)(B) (C)*	500	200
Highbridge Loan Management, Ser 2014-4A, Cl CR
5.343%, ICE LIBOR USD 3 Month + 2.550%, 01/28/30(A)(B)	1,000	903
Highbridge Loan Management, Ser 2014-4A, Cl DR
8.343%, ICE LIBOR USD 3 Month + 5.550%, 01/28/30(A)(B)	788	668
Jamestown CLO II Equity, Ser 2013-2A
0.000%, 04/22/30(A)(B) (C)*	750	143

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 2

Schedule of Investments

August 31, 2022 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)

Magnetite VII, Ser 2012-7A, Cl ER2
9.012%, ICE LIBOR USD 3 Month + 6.500%, 01/15/28(A)(B)	$2,000	$1,711
Magnetite XVI Equity, Ser 2015-16A
0.000%, 01/18/28(A)(B) (C)*	750	169
Morgan Stanley Eaton Vance CLO Equity, Ser 2021-1A
0.000%, 10/23/34(A)(B) (C)*	12,000	8,215
Morgan Stanley Eaton Vance CLO Equity, Ser 2022-16A
0.000%, 04/15/35(A)(B) (C)*	8,750	7,437
Neuberger Berman CLO Equity, Ser 2021-42A
0.000%, 07/16/35(C)*	2,000	1,657
Neuberger Berman Loan Advisers CLO 26 Equity, Ser 2017-26A,
0.000%, 10/18/30(A)(B) (C)*	800	384
Neuberger Berman Loan Advisers CLO 27 Equity, Ser 2018-27A,
0.000%, 01/15/30(A)(B) (C)*	500	245
Neuberger Berman Loan Advisers CLO 40 Equity, Ser 2021-40A
0.000%, 04/16/33(A)(B) (C)*	500	366
Neuberger Berman Loan Advisers CLO 46 Equity, Ser 2021-46A
0.000%, 01/20/36(A)(B) (C)*	9,250	7,089
Octagon 55 CLO Equity, Ser 2021-1A
0.000%, 07/20/34(A)(B) (C)*	1,250	929
Octagon Investment Partners 26, Ser 2016-1A, Cl ER
7.912%, ICE LIBOR USD 3 Month + 5.400%, 07/15/30(A)(B)	2,375	1,973
Octagon Investment Partners 30 Equity, Ser 2017-1A
0.000%, 03/17/30(A)(B) (C)*	3,000	1,251
Octagon Investment Partners 47 Equity, Ser 2020-1A
0.000%, 07/20/34(A)(B) (C)*	2,000	1,376
Octagon Investment Partners CLO Equity, Ser 2018-1A
0.000%, 01/20/31(A)(B) (C)*	2,250	918

Description	Face Amount (000)	Value (000)

Octagon Investment Partners XVII, Ser 2013-1A, Cl ER2
7.933%, ICE LIBOR USD 3 Month + 5.150%, 01/25/31(A)(B)	$1,581	$1,298
Octagon Investment Partners XXII, Ser 2014-1A, Cl ERR
8.209%, ICE LIBOR USD 3 Month + 5.450%, 01/22/30(A)(B)	5,000	4,202
Palmer Square CLO, Ser 2018-2A, Cl D
8.340%, ICE LIBOR USD 3 Month + 5.600%, 07/16/31(A)(B)	2,000	1,809
Race Point VIII CLO, Ser 2013-8A, Cl ER
9.834%, ICE LIBOR USD 3 Month + 6.850%, 02/20/30(A)(B)	5,000	4,032
Regatta XI Funding, Ser 2018-1A, Cl E
8.240%, ICE LIBOR USD 3 Month + 5.500%, 07/17/31(A)(B)	600	521
Regatta XI Funding Equity, Ser 2018-1A
0.000%, 07/17/31(A)(B) (C)*	500	217
Rockford Tower CLO Equity, Ser 2018-1A
0.000%, 05/20/31(A)(B) (C)*	2,500	1,175
Rockford Tower CLO Equity, Ser 2021-1A
0.000%, 07/20/34(A)(B) (C)*	4,100	3,157
Rockford Tower CLO Equity, Ser 2021-2A
0.000%, 07/20/34(A)(B) (C)*	4,750	3,530
Shackleton CLO, Ser 2013-3A, Cl ER
8.392%, ICE LIBOR USD 3 Month + 5.880%, 07/15/30(A)(B)	3,000	2,437
Shackleton CLO, Ser 2017-11A, Cl E
9.205%, ICE LIBOR USD 3 Month + 6.300%, 08/15/30(A)(B)	500	409
Shackleton CLO Equity, Ser 2019-14A
0.000%, 07/20/34(A)(B) (C)*	500	363
Sound Point CLO III-R, Ser 2013-2RA, Cl E
8.512%, ICE LIBOR USD 3 Month + 6.000%, 04/15/29(A)(B)	2,050	1,540

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 3

Schedule of Investments

August 31, 2022 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)

Sound Point CLO IV-R Equity, Ser 2013-3RA
0.000%, 04/18/31(A)(B) (C)*	$3,750	$345
Sound Point CLO VIII-R, Ser 2021-1RA, Cl R2D2
7.662%, ICE LIBOR USD 3 Month + 5.150%, 04/15/30(A)(B)	1,500	1,354
Sound Point CLO XIX, Ser 2018-1A, Cl E
8.162%, ICE LIBOR USD 3 Month + 5.650%, 04/15/31(A)(B)	2,550	2,031
Sound Point CLO XIX Equity, Ser 2018-1A
0.000%, 04/15/31(A)(B) (C)*	4,500	1,575
Sound Point CLO XVI, Ser 2017-2A, Cl E
8.883%, ICE LIBOR USD 3 Month + 6.100%, 07/25/30(A)(B)	700	541
Sound Point CLO XVII, Ser 2017-3A, Cl D
9.210%, ICE LIBOR USD 3 Month + 6.500%, 10/20/30(A)(B)	500	410
Sound Point CLO XVII Equity, Ser 2017-3A
0.000%, 10/20/30(A)(B) (C)*	3,250	1,105
Sound Point CLO XVIII, Ser 2017-4A, Cl D
8.210%, ICE LIBOR USD 3 Month + 5.500%, 01/21/31(A)(B)	2,000	1,566
Sound Point CLO XX, Ser 2018-2A, Cl E
8.766%, ICE LIBOR USD 3 Month + 6.000%, 07/26/31(A)(B)	3,000	2,375
Sound Point CLO XXI Equity, Ser 2018-3A
0.000%, 10/26/31(A)(B) (C)*	1,000	330
Southwick Park CLO Equity, Ser 2019-4A
0.000%, 07/20/32(A)(B) (C)*	2,000	1,492
Steele Creek CLO, Ser 2016-1A, Cl ER
7.579%, ICE LIBOR USD 3 Month + 5.750%, 06/15/31(A)(B)	1,500	1,231
Steele Creek CLO, Ser 2017-1A, Cl E
8.712%, ICE LIBOR USD 3 Month + 6.200%, 10/15/30(A)(B)	1,900	1,568

Description	Face Amount (000)	Value (000)

Steele Creek CLO, Ser 2018-1A, Cl E
8.262%, ICE LIBOR USD 3 Month + 5.750%, 04/15/31(A)(B)	$4,000	$3,234
Steele Creek CLO Equity, Ser 2014-1RA
0.000%, 04/21/31(A)(B) (C)*	21,168	4,928
Steele Creek CLO Equity, Ser 2017-1A
0.000%, 10/15/30(A)(B) (C)*	2,500	762
Steele Creek CLO Equity, Ser 2018-2A
0.000%, 08/18/31(A)(B) (C)*	2,500	964
Symphony CLO XXV Equity, Ser 2021-25A
0.000%, 04/19/34(A)(B) (C)*	500	351
Symphony CLO XXVI Equity, Ser 2021-26A
0.000%, 04/20/33(A)(B) (C)*	6,500	2,706
Tallman Park CLO Equity, Ser 2021-1A
0.000%, 04/20/34(A)(B) (C)*	12,765	8,795
TCW CLO Equity, Ser 2021-1A
0.000%, 03/18/34(A)(B) (C)*	1,500	1,020
Trestles CLO II, Ser 2018-2A, Cl D
8.533%, ICE LIBOR USD 3 Month + 5.750%, 07/25/31(A)(B)	1,750	1,519
Wehle Park CLO Equity, Ser 2014-1RA
0.000%, 04/21/35(C)*	17,250	13,626
Wellfleet CLO, Ser 2018-2A, Cl D
8.780%, ICE LIBOR USD 3 Month + 6.070%, 10/20/31(A)(B)	750	635
Wellfleet CLO, Ser 2019-1A, Cl ER3
9.760%, ICE LIBOR USD 3 Month + 7.050%, 07/20/29(A)(B)	1,000	867
Wellfleet CLO Equity, Ser 2020-2A
0.000%, 07/15/34(C)*	5,000	3,371
York CLO 2 Equity, Ser 2015-1A
0.000%, 01/22/31(A)(B) (C)*	750	316
Total Asset-Backed Securities
(Cost $267,763)		220,758

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 4

Schedule of Investments

August 31, 2022 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Shares	Value (000)

Short-Term Investment [6.1%]
SEI Daily Income Trust Government Fund, Cl F, 1.852%**	14,654,935	$14,655
Total Short-Term Investment
(Cost $14,655)		14,655
Total Investments [98.4%]
(Cost $282,418)		$235,413

Percentages are based on net assets of $239,359 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $181,137 (000), representing 75.7% of the net assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy.

BOA — Bank of America
Cl — Class
CLO — Collateralized Loan Obligation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
Ser — Series
USD — United States Dollar

The following is a list of the inputs used as of August 31, 2022, in valuing the

Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$51,934	$168,824	$220,758
Short-Term Investment	14,655	—	—	14,655
Total Investments in Securities	$14,655	$51,934	$168,824	$235,413

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of August 31, 2022 (000):

Asset-Backed Securities
Beginning balance as June 1, 2022	$177,826
Transfers into Level 3	-
Transfers out of Level 3	-
Amort	-
Net purchases	11,153
Net sales	(13,613)
Realized gain (loss)	870
Change in unrealized appreciation (depreciation)	(7,412)
Ending balance as of August 31, 2022	$168,824

Net change in unrealized appreciation (depreciation) attributable to Level 3 securities held at August 31, 2022	$(7,412)

CNR-QH-004-0800

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 5